Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash	$ 720	$ 40
Property, Plant and Equipment
Lima Property	6,439,429	6,439,429
Impairment Reserve	(6,439,429)	(6,439,429)
Property, Plant and Equipment, Net	0	0
Other Assets
BOE Energy	1	1
Total Other Assets	1	1
Total Assets	721	41
Current Liabilities
Accounts Payable	394,825	116,991
Advances from Related Parties	321,381	226,103
Advances from stockholders	98,700
Accrued Expenses	18,345	53,345
Accrued Interest, Note		252,990
Payroll Liabilities	1,384,703	732,114
Note Payable		6,439,429
Total Current Liabilities	2,217,954	7,820,972
USA Stockholders' Equity (Deficit)
Preferred stock
Common stock, $0.0001 par value, 300,000,000 shares authorized; 76,138,859 and 75,000,000 shares issued and outstanding, respectively	7,613	7,500
Additional paid-in-capital	7,582,118	311,257
Deficit accumulated during the development stage	(9,806,965)	(8,139,689)
Total USA Stockholders' Equity (Deficit)	(2,217,234)	(7,820,932)
Non-Controlling interest	1	1
Total Equity (Deficit)	(2,217,233)	(7,820,931)
Total Liabilities and Equity (Deficit)	721	41
Series A Super Voting Preferred Stock [Member]
USA Stockholders' Equity (Deficit)
Preferred stock
Series B Preferred Stock [Member]
USA Stockholders' Equity (Deficit)
Preferred stock